Long-term debt and convertible promissory notes (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Debt Disclosure [Abstract]
Summary of Convertible Promissory Notes

Following is a summary of convertible promissory notes:

	October 31, 2023	January 31, 2023

8% convertible note payable issued July 2022, due July 2023	$–	$30,138
8% convertible note payable issued September 2022, due September 2023	–	45,138
8% convertible note payable issued November 2022, due November 2023	–	51,108
8% convertible note payable issued February 2023, due February 2024	–	-
8% convertible note payable issued March 2023, due March 2024	–	–
	–	126,384
Less debt discount	–	(33,760)
Less current portion of convertible notes	–	(92,624)
Long-term convertible notes payable	$-	$-

Following is a summary of convertible promissory notes:

	January 31, 2023	January 31, 2022

8% convertible note payable issued October 2021, due October 2022	$–	$69,300
8% convertible note payable issued November 2021, due November 2022	–	69,000
8% convertible note payable issued December 2021, due December 2022	–	63,000
8% convertible note payable issued February 2022, due February 2023	–	–
8% convertible note payable issued July 2022, due July 2023	30,138	–
8% convertible note payable issued October 2022, due October 2023	45,138	-
8% convertible note payable issued November 2022, due November 2023	51,108	–
	126,384	201,300
Less debt discount	(33,760)	(20,178)
Less current portion of convertible notes	(92,624)	(181,122)
Long-term convertible notes payable	$-	$-